Note 6 - Leases - Income Statement Information (Details) - AUD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating lease, cost	$ 715,086	$ 872,054
Cost of Goods Sold [Member]
Operating lease, cost	119,437	141,291
Cost of Services [Member]
Operating lease, cost	104,344	100,266
Research and Development Expense [Member]
Operating lease, cost	360,159	511,227
Selling, General and Administrative Expenses [Member]
Operating lease, cost	$ 131,146	$ 119,270